Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies:
Commitments and Contingencies

11.Commitments and Contingencies

Drug Supplier Project Plan – Total commitments for the Company’s drug supplier project plan were $0.8 million as of September 30, 2024, comprised of $0.5 million for the manufacture of prexigebersen and BP1001-A drug products, $0.2 million for manufacture of the Company’s Grb2 drug substance and $0.1 million for testing services. The Company expects to incur $0.7 million of these commitments over the next 12 months.

13.	Commitments and Contingencies

Drug Supplier Project Plan – Total commitments for the Company’s drug supplier project plan were $1.0 million as of December 31, 2023, comprised of $0.8 million for the manufacture of the Company’s Grb2 drug substance and $0.2 million for testing services. The Company expects to incur $0.9 million of these commitments over the next 12 months.